UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves

Semi-Annual Report
May 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance May 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Government Cash Reserves	4.76%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	87.9
8 - 30	0.9
31 - 60	0.8
61 - 90	0.0
91 - 180	5.6
> 180	4.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (3.0)%
Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 4.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills
10/3/23 to 11/24/23	5.31 to 5.48	6,649,000	6,500,792
U.S. Treasury Notes
1/31/24 to 10/31/24 (c)(d)	5.30 to 5.51	4,012,420	4,011,416

TOTAL U.S. TREASURY DEBT (Cost $10,512,208)			10,512,208

U.S. Government Agency Debt - 32.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 32.1%
Federal Farm Credit Bank
6/7/23 to 5/15/25 (c)	2.59 to 5.26	4,687,850	4,687,440
Federal Home Loan Bank
6/2/23 to 5/19/25 (c)	4.86 to 5.34	64,506,465	64,416,858
Freddie Mac
6/12/24	5.35	968,000	968,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $70,072,298)			70,072,298

U.S. Government Agency Repurchase Agreement - 15.3%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
5.06% dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations)#	11,957,776	11,956,096
5.06% dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations)#	25,004	25,000
With:
ABN AMRO Bank NV at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations valued at $472,326,379, 3.00% - 6.50%, 12/1/26 - 5/20/53)	463,065	463,000
BMO Harris Bank NA at:
5.06%, dated:
5/4/23 due 6/6/23 (Collateralized by U.S. Government Obligations valued at $263,171,667, 2.00% - 7.50%, 8/15/23 - 2/15/64)	258,192	257,000
5/10/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $258,857,979, 2.50% - 7.00%, 3/20/45 - 5/20/53)	254,280	253,000
5.07%, dated 5/24/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $240,990,944, 2.00% - 7.00%, 2/20/34 - 4/20/63)	236,764	236,000
BNP Paribas, SA at:
4.91%, dated 3/3/23 due 6/5/23 (Collateralized by U.S. Treasury Obligations valued at $533,477,529, 0.00% - 7.00%, 6/15/23 - 5/20/53)	522,609	516,000
5.04%, dated 5/1/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $184,299,803, 0.00% - 6.00%, 6/15/23 - 4/1/53)	179,777	179,000
5.07%, dated:
5/4/23 due 6/5/23 (Collateralized by U.S. Government Obligations valued at $2,255,724,107, 0.00% - 7.50%, 6/15/23 - 5/20/53)	2,210,919	2,201,000
5/5/23 due 6/5/23 (Collateralized by U.S. Government Obligations valued at $1,257,095,949, 0.00% - 7.00%, 6/15/23 - 5/20/53)	1,232,357	1,227,000
5/8/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $1,093,526,526, 0.00% - 7.00%, 6/27/23 - 4/1/59)	1,072,663	1,068,000
5/11/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $127,878,821, 0.00% - 6.81%, 9/19/23 - 5/1/53)	125,563	125,000
BNY Mellon Capital Markets Corp. at 5.09%, dated 5/4/23 due 6/15/23 (Collateralized by U.S. Government Obligations valued at $449,563,959, 0.00% - 6.50%, 6/25/23 - 6/1/53)	441,607	439,000
BofA Securities, Inc. at:
5.06%, dated 5/1/23 due 6/1/23 (Collateralized by U.S. Government Obligations valued at $263,282,203, 4.00% - 6.50%, 9/20/52 - 12/20/52)	258,120	257,000
5.07%, dated:
5/1/23 due 6/1/23 (Collateralized by U.S. Government Obligations valued at $166,980,645, 1.50% - 7.00%, 6/20/33 - 5/20/53) (c)(d)(e)	163,712	163,000
5/4/23 due 6/5/23 (Collateralized by U.S. Government Obligations valued at $553,996,011, 2.50% - 5.50%, 2/1/52 - 5/1/53)	543,438	541,000
CIBC Bank U.S.A. at:
5.06%, dated:
5/4/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $683,017,524, 1.50% - 6.50%, 6/1/27 - 4/20/73)	670,938	667,000
5/19/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $64,377,458, 2.00% - 8.00%, 3/1/30 - 4/15/58)	63,239	63,000
5.11%, dated 5/4/23 due 6/15/23 (Collateralized by U.S. Government Obligations valued at $16,449,584, 0.00% - 7.50%, 1/15/24 - 5/1/53)	16,095	16,000
Citibank NA at 5.06%, dated 5/25/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $382,062,997, 0.00% - 8.88%, 9/8/23 - 9/15/65)	374,368	374,000
Citigroup Global Capital Markets, Inc. at 5.06%, dated:
5/4/23 due 6/2/23 (Collateralized by U.S. Government Obligations valued at $502,791,064, 0.50% - 6.50%, 11/30/23 - 3/15/49)	493,001	491,000
5/25/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $449,521,845, 0.00%, 8/15/24 - 2/15/52)	436,429	436,000
Goldman Sachs & Co. at:
5.06%, dated:
5/26/23 due:
6/1/23 (Collateralized by U.S. Government Obligations valued at $766,666,011, 1.38% - 6.50%, 11/1/27 - 5/1/53)	751,633	751,000
6/2/23 (Collateralized by U.S. Government Obligations valued at $2,172,390,507, 0.38% - 6.50%, 9/4/25 - 10/15/57)	2,130,094	2,128,000
5/30/23 due 6/6/23 (Collateralized by U.S. Government Obligations valued at $770,316,484, 2.00% - 6.50%, 10/1/27 - 2/1/57)	755,743	755,000
5/31/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $1,534,295,624, 1.25% - 7.50%, 12/1/24 - 6/15/57)	1,505,480	1,504,000
5.07%, dated 5/25/23 due 6/1/23 (Collateralized by U.S. Government Obligations valued at $509,481,770, 1.25% - 6.50%, 3/1/26 - 5/20/53)	499,492	499,000
ING Financial Markets LLC at 5.08%, dated 5/16/23 due 6/15/23 (Collateralized by U.S. Government Obligations valued at $81,784,235, 2.00% - 5.50%, 7/1/50 - 2/1/53)	80,339	80,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.09%, dated 5/4/23 due 7/17/23 (Collateralized by U.S. Government Obligations valued at $1,054,759,209, 1.50% - 6.50%, 7/1/24 - 6/1/53)	1,040,777	1,030,000
RBC Dominion Securities at 5.06%, dated 5/4/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $1,608,834,859, 0.00% - 5.50%, 7/15/23 - 2/20/53)	1,579,268	1,570,000
RBC Financial Group at 5.06%, dated:
5/4/23 due 6/7/23 (Collateralized by U.S. Government Obligations valued at $2,376,254,986, 0.00% - 6.00%, 5/15/24 - 5/1/53)	2,333,696	2,320,000
6/1/23 due 6/7/23 (f)	376,740	376,000
TD Securities (U.S.A.) at 5.07%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations valued at $562,099,152, 2.00% - 6.50%, 5/1/38 - 6/1/53)	551,078	551,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $33,517,096)		33,517,096

U.S. Treasury Repurchase Agreement - 50.8%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.05%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $240,645,001, 0.63% - 3.13%, 5/15/27 - 5/15/30)	264,037	264,000
Barclays Bank PLC at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,846,459,496, 0.00% - 4.00%, 6/13/23 - 11/15/31)	1,810,254	1,810,000
BMO Harris Bank NA at 5.11%, dated 5/25/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $274,535,218, 0.38% - 2.13%, 7/31/24 - 5/15/40) (c)(d)(e)	272,513	269,000
BNP Paribas, SA at 5.13%, dated 6/1/23 due 9/1/23 (c)(d)(e)(f)	566,343	559,000
BofA Securities, Inc. at:
5.05%, dated 5/31/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $553,937,737, 3.13%, 8/31/27)	543,533	543,000
5.06%, dated 5/25/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $449,241,623, 3.13%, 8/31/27)	440,433	440,000
CIBC Bank U.S.A. at 5.06%, dated:
5/4/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $343,236,537, 0.75% - 4.63%, 11/30/24 - 11/15/52)	335,972	334,000
5/18/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $242,472,166, 0.50% - 4.63%, 2/29/24 - 8/15/51)	237,933	237,000
Credit AG at:
5.06%, dated:
5/4/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $235,523,318, 0.75% - 2.75%, 4/30/26 - 2/15/28)	231,358	230,000
5/24/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $227,715,778, 0.75% - 1.38%, 4/30/26 - 10/31/28)	223,690	223,000
5.09%, dated 5/25/23 due 6/15/23 (Collateralized by U.S. Treasury Obligations valued at $420,655,936, 1.00% - 3.88%, 4/30/27 - 9/30/29)	413,223	412,000
Federal Reserve Bank of New York at 5.05%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $89,211,512,669, 1.63% - 6.25%, 8/15/23 - 11/15/45)	89,211,513	89,199,000
Fixed Income Clearing Corp. - BNYM at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $5,009,220,001, 0.13% - 4.50%, 4/15/24 - 8/15/52)	4,911,690	4,911,000
Fixed Income Clearing Corp. - SSB at 5.06%, dated:
5/31/23 due 6/1/23
(Collateralized by U.S. Treasury Obligations valued at $2,325,949,769, 3.88% - 4.00%, 10/31/29 - 12/31/29)	2,269,319	2,269,000
(Collateralized by U.S. Treasury Obligations valued at $922,810,151, 1.25% - 1.38%, 9/30/28 - 10/31/28)	905,127	905,000
6/1/23 due 6/2/23 (f)	2,262,318	2,262,000
ING Financial Markets LLC at:
5.06%, dated 5/26/23 due 6/2/23 (Collateralized by U.S. Treasury Obligations valued at $28,584,130, 0.25% - 3.63%, 6/15/24 - 5/15/44)	28,028	28,000
5.07%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $114,265,092, 1.00%, 12/15/24)	112,016	112,000
5.08%, dated 5/4/23 due 6/15/23 (Collateralized by U.S. Treasury Obligations valued at $146,973,639, 0.00% - 4.13%, 9/26/23 - 11/15/52)	143,848	143,000
Lloyds Bank PLC at:
5.08%, dated:
5/9/23 due:
6/9/23 (Collateralized by U.S. Treasury Obligations valued at $73,780,205, 2.25% - 2.50%, 1/31/25 - 8/15/27)	72,315	72,000
6/15/23 (Collateralized by U.S. Treasury Obligations valued at $73,763,788, 2.25% - 3.25%, 1/31/25 - 8/15/27)	72,376	72,000
5/16/23 due 6/16/23 (Collateralized by U.S. Treasury Obligations valued at $72,589,610, 2.50% - 3.38%, 1/31/25 - 5/15/33)	71,311	71,000
5.12%, dated 5/22/23 due 6/22/23 (Collateralized by U.S. Treasury Obligations valued at $71,519,098, 0.75% - 2.50%, 11/15/24 - 1/31/25)	70,309	70,000
5.19%, dated 5/30/23 due 6/30/23 (Collateralized by U.S. Treasury Obligations valued at $128,717,268, 2.50%, 1/31/25)	126,563	126,000
Mizuho Bank, Ltd. at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $461,411,929, 1.25%, 8/15/31)	452,064	452,000
MUFG Securities (Canada), Ltd. at 5.06%, dated 5/4/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $146,434,091, 0.25% - 3.88%, 8/15/24 - 5/15/52)	143,844	143,000
MUFG Securities EMEA PLC at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $807,768,792, 0.00% - 4.38%, 8/10/23 - 2/15/53)	791,111	791,000
Natixis SA at:
5.06%, dated 5/4/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $291,844,107, 0.00% - 5.38%, 8/3/23 - 2/15/50)	286,682	285,000
5.07%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $229,635,467, 0.00% - 6.38%, 8/24/23 - 11/15/52)	225,032	225,000
5.09%, dated 5/17/23 due 6/15/23 (Collateralized by U.S. Treasury Obligations valued at $574,638,282, 0.00% - 4.25%, 8/3/23 - 5/15/50)	564,304	562,000
RBC Dominion Securities at 5.06%, dated:
5/23/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $113,363,245, 0.75% - 4.00%, 3/31/26 - 8/15/46)	111,234	111,000
5/24/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $113,357,362, 0.13% - 4.25%, 8/31/23 - 2/15/45)	111,218	111,000
5/26/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $171,504,516, 0.25% - 4.13%, 8/31/24 - 11/15/52)	168,472	168,000
RBS Securities, Inc. at:
5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $112,215,842, 3.63% - 4.00%, 5/15/26 - 10/31/29)	110,015	110,000
5.07%, dated 5/25/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $448,221,496, 0.25% - 4.25%, 1/31/24 - 2/28/30)	439,433	439,000
SMBC Nikko Securities America, Inc. at 5.06%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $721,592,726, 2.63% - 3.38%, 5/31/27 - 11/15/48)	700,098	700,000
Societe Generale at:
5.06%, dated:
5/30/23 due 6/6/23 (Collateralized by U.S. Treasury Obligations valued at $228,601,029, 0.13% - 4.25%, 7/15/23 - 11/15/52)	222,218	222,000
5/31/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $750,509,610, 1.25% - 3.38%, 2/15/41 - 11/15/50)	731,719	731,000
5.07%, dated 5/25/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $451,175,739, 1.75% - 3.88%, 8/15/41 - 2/15/50)	440,434	440,000
Sumitomo Mitsui Trust Bank Ltd. at 5.12%, dated 5/24/23 due 6/7/23 (Collateralized by U.S. Treasury Obligations valued at $50,213,872, 1.63% - 3.25%, 8/31/24 - 8/15/29)	49,098	49,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $111,100,000)		111,100,000

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $225,201,602)	225,201,602
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(6,641,462)
NET ASSETS - 100.0%	218,560,140

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$11,956,096,000 due 6/01/23 at 5.06%
BNY Mellon Capital Markets LLC	319,346
Bank of America, N.A.	905,045
BofA Securities, Inc.	644,545
Citigroup Global Markets, Inc.	628,504
HSBC Securities (USA), Inc.	113,131
ING Financial Markets LLC	45,180
JP Morgan Securities LLC	251,402
Mitsubishi UFJ Securities Holdings Ltd	351,962
Mizuho Securities USA, Inc.	87,990
Nomura Securities International	2,011,212
RBC Dominion Securities, Inc.	879,905
Societe Generale	86,896
Sumitomo Mitsui Banking Corp.	3,595,147
Sumitomo Mitsui Banking Corp. NY	527,422
Wells Fargo Securities LLC	1,508,409
11,956,096

$25,000,000 due 6/01/23 at 5.06%
Sumitomo Mitsui Banking Corp.	25,000
25,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $144,617,096) - See accompanying schedule Unaffiliated issuers (cost $225,201,602):		$225,201,602
Cash		528,001
Receivable for fund shares sold		1,487,716
Interest receivable		566,632
Prepaid expenses		37
Other receivables		3,022
Total assets		227,787,010
Liabilities
Payable for investments purchased	$7,602,180
Payable for fund shares redeemed	1,372,316
Distributions payable	175,883
Accrued management fee	37,966
Other affiliated payables	34,870
Other payables and accrued expenses	3,655
Total Liabilities		9,226,870
Net Assets		$218,560,140
Net Assets consist of:
Paid in capital		$218,561,607
Total accumulated earnings (loss)		(1,467)
Net Assets		$218,560,140
Net Asset Value , offering price and redemption price per share ($218,560,140 ÷ 218,521,645 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Interest		$4,935,869
Expenses
Management fee	$213,736
Transfer agent fees	205,873
Accounting fees and expenses	2,516
Custodian fees and expenses	316
Independent trustees' fees and expenses	379
Registration fees	4,641
Audit	35
Legal	120
Miscellaneous	375
Total expenses before reductions	427,991
Expense reductions	(2,681)
Total expenses after reductions		425,310
Net Investment income (loss)		4,510,559
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,916)
Total net realized gain (loss)		(1,916)
Net increase in net assets resulting from operations		$4,508,643
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,510,559	$2,223,286
Net realized gain (loss)	(1,916)	319
Net increase in net assets resulting from operations	4,508,643	2,223,605
Distributions to shareholders	(4,510,335)	(2,223,284)
Share transactions
Proceeds from sales of shares	493,619,101	977,746,147
Reinvestment of distributions	3,566,981	1,788,842
Cost of shares redeemed	(492,976,896)	(979,306,027)
Net increase (decrease) in net assets and shares resulting from share transactions	4,209,186	228,962
Total increase (decrease) in net assets	4,207,494	229,283

Net Assets
Beginning of period	214,352,646	214,123,363
End of period	$218,560,140	$214,352,646

Other Information
Shares
Sold	493,619,101	977,746,147
Issued in reinvestment of distributions	3,566,981	1,788,842
Redeemed	(492,976,896)	(979,306,027)
Net increase (decrease)	4,209,186	228,962

Financial Highlights
Fidelity® Government Cash Reserves

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.010	- B	.004	.019	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.010	- B	.004	.019	.014
Distributions from net investment income	(.024)	(.010)	- B	(.004)	(.019)	(.014)
Total distributions	(.024)	(.010)	- B	(.004)	(.019)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.12%	1.03%	.01%	.39%	1.95%	1.43%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.40% G	.34%	.33%	.34%	.38%	.38%
Expenses net of fee waivers, if any	.40% G	.27%	.08%	.26%	.37%	.38%
Expenses net of all reductions	.40% G	.27%	.08%	.26%	.37%	.38%
Net investment income (loss)	4.22% G	1.00%	.01%	.33%	1.93%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$218,560	$214,353	$214,123	$210,565	$155,714	$137,789

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$3,022

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$225,201,602

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $109,433 or an annualized rate of .10% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .20% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Cash Reserves	- A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $64.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2,617.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Government Cash Reserves	.40%
Actual		$ 1,000	$ 1,021.20	$ 2.02
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.704549.125
CAS-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023